INVENTORIES - Changes in provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in provision for losses
Beginning balance	R$ (106,713)	R$ (33,195)
Business combination		(11,117)
Addition	(77,173)	(111,077)
Reversal	11,498	9,734
Write-off	92,503	38,942
Ending balance	(79,885)	(106,713)
Raw materials, estimated losses	56,305	57,384
Finished pulp product, write-off of inventory	32,018	666
Raw materials, write-off of inventory	49,550	26,083
Inventories pledged as security for liabilities	R$ 0	R$ 0